Claims revenue (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of claims revenue

Year ended December 31,	2017	2016
Claims revenue recognized	$1,168	$1,171
The table below represents the classification of uncollected claims on the balance sheet:

	December 31, 2017	December 31, 2016
Accounts receivable	$358	$1,171
Unbilled revenue	7,662	7,088
	$8,020	$8,259